REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
NOTE 19 . REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests on our consolidated balance sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, can require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our consolidated balance sheets.  As of April 30, 2011, 2010 and 2009, the estimated redemption value of the redeemable noncontrolling interests was $987,000, $1.8 million and $1.7 million, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.

	(in thousands)
	2011	2010	2009
Balance at beginning of fiscal year	$1,812	$1,737	$1,802
Net income	(13)	60	53
Net distributions	(442)	(177)	(112)
Mark-to-market adjustments	(370)	192	(6)
Balance at close of fiscal year	$987	$1,812	$1,737